Lease liabilities - Undiscounted lease payments (Details)	Nov. 30, 2024 CAD ($)
Lease liabilities
Undiscounted lease payments	$ 262,798
Less than one year
Lease liabilities
Undiscounted lease payments	134,115
One to five years
Lease liabilities
Undiscounted lease payments	$ 128,683